ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of financial information of VIE and VIE's subsidiaries after elimination of inter-company transactions and balances (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 596,195		¥ 1,321,118		$ 85,255
Restricted cash	115,828		5,222		16,563
Short-Term Investments	2,708,788		1,845,242		387,352
Inventory, net	54,950		36,401		7,858
Prepaid expenses and other current assets, net	504,779		431,829		72,182
Total current assets	3,980,540		3,639,812		569,210
Operating lease right-of-use assets	476,705		503,601		68,168
Property, equipment and software, net	1,009,132		670,237		144,304
Intangible assets, net	42,388		17,984		6,061
Land use rights, net	78,105		25,762		11,169
Long-Term Investments	551,641		922,740		78,884
Goodwill	11,060		331	¥ 331	1,582
Rental deposit	49,199		45,834		7,035
Other non-current assets	916		1,776		131
TOTAL ASSETS	6,199,686		5,828,077		886,544
Short-term borrowings	100,000		0		14,300
Accrued expenses and other current liabilities	1,537,477		1,245,207		219,856
Amount due to related party	181,757		0		25,991
Deferred revenue, current portion	2,289,322		1,867,096		327,369
Operating lease liabilities, current portion	136,709		147,635		19,549
Income tax payable	222		665		32
Total current liabilities	4,245,487		3,260,603		607,097
Deferred revenue, non-current portion	276,620		218,797		39,556
Operating lease liabilities, non-current portion	316,703		344,609		45,288
Deferred tax liabilities	75,248		70,604		10,760
Long-term borrowings	31,883		0		4,559
TOTAL LIABILITIES	4,945,941		3,894,613		$ 707,260
Net revenues	6,146,772	$ 878,977	4,553,556	2,960,813
Net Income (Loss)	(323,307)	(46,232)	(1,048,954)	(7,298)
Net cash generated from operating activities	416,094	59,501	258,007	353,697
Net cash (used in)/generated from investing activities	(818,783)	(117,084)	620,821	(423,978)
Net cash generated from financing activities	(214,140)	$ (30,622)	(205,302)	(90,480)
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	514,955		496,489
Restricted cash	115,828		5,222
Short-Term Investments	2,083,401		593,393
Inventory, net	54,950		36,401
Prepaid expenses and other current assets, net	399,829		392,016
Total current assets	3,168,963		1,523,521
Operating lease right-of-use assets	448,837		460,193
Property, equipment and software, net	960,856		622,641
Intangible assets, net	16,697		17,984
Land use rights, net	78,105		25,762
Long-Term Investments	64,393		727,571
Goodwill	331		331
Rental deposit	36,297		33,688
Other non-current assets	742		1,424
Total non-current assets	1,606,258		1,889,594
TOTAL ASSETS	4,775,221		3,413,115
Short-term borrowings	100,000		0
Accrued expenses and other current liabilities	1,131,781		811,879
Amount due to related party	181,757
Deferred revenue, current portion	2,288,255		1,867,096
Operating lease liabilities, current portion	129,258		114,471
Income tax payable	171		606
Total current liabilities	3,831,222		2,794,052
Deferred revenue, non-current portion	276,620		218,797
Operating lease liabilities, non-current portion	309,940		337,258
Deferred tax liabilities	75,248		70,316
Long-term borrowings	31,883		0
Total non-current liabilities	693,691		626,371
TOTAL LIABILITIES	4,524,913		3,420,423
Net revenues	6,126,081		4,552,921	2,960,813
Net Income (Loss)	717,230		39,838	598,211
Net cash generated from operating activities	1,450,232		1,227,747	919,990
Net cash (used in)/generated from investing activities	(1,075,743)		896,344	(1,157,633)
Net cash generated from financing activities	¥ 129,220		¥ 0	¥ 0